DEFERRED CHARGES (Details Textual) (USD $)	12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010
Amortization Of Deferred Charges	$ 334,261	$ 363,148	$ 383,454
Weighted Average Life Term To Deferred Charges	13 years